Document and Entity Information	Nov. 30, 2018
Prospectus:
Document Type	497
Document Period End Date	Nov. 30, 2018
Entity Registrant Name	LORD ABBETT INVESTMENT TRUST
Entity Central Index Key	0000911507
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 31, 2019
Document Effective Date	Jul. 31, 2019
Prospectus Date	Jul. 31, 2019